BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of common stock equivalents

	September 30, 2015	December 31, 2014

Series A convertible preferred stock issued and outstanding	25,535,000	25,535,000
Series B convertible preferred stock issued and outstanding	99,450,380	76,187,560
Options to purchase common stock issued and outstanding	3,225,000	6,725,000
Warrants to purchase common stock issued and outstanding	31,725,180	45,473,780
Warrants to purchase series A convertible preferred stock, issued and outstanding	7,600,000	6,000,000
Warrants to purchase series B convertible preferred stock, issued and outstanding	23,400,000	23,400,000
	190,935,560	183,321,340

	December 31,	December 31,
	2014	2013

Series A convertible preferred stock issued and outstanding	25,535,000	25,535,000
Series B convertible preferred stock issued and outstanding	76,187,560	76,187,560
Options to purchase common stock issued and outstanding	6,725,000	5,900,000
Warrants to purchase common stock issued and outstanding	45,473,780	72,140,447
Warrants to purchase series A convertible preferred stock, issued and outstanding	6,000,000	6,000,000
Warrants to purchase series B convertible preferred stock, issued and outstanding	23,400,000	-
	183,321,340	185,763,007

Schedule of cost of revenues

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014

Compensation, employee benefits and related taxes	$1,962,026	$1,841,432	$5,972,150	$5,490,307
Professional fees	3,066,414	2,579,136	9,014,589	4,699,308
Depreciation	97,660	183,285	388,021	488,117
Rent, utilities, telephone and communications	126,378	105,466	359,334	347,064
Other cost of revenues	71,546	171,158	605,300	422,881
	$5,324,024	$4,880,477	$16,339,394	$11,447,677

	For the Year Ended December 31,
	2014	2013

Compensation, employee benefits and related taxes	$7,474,438	7,543,315
Professional fees	7,592,393	2,754,841
Depreciation	674,674	536,294
Rent, utilities, telephone and communications	452,836	420,499
Other cost of revenues	640,492	371,889
	$16,834,833	$11,626,838

Schedules of percentage of company's accounts receivable
	September 30, 2015	December 31, 2014

Client #1	52%	16%
Client #2	18%	14%
Client #3	-	13%
Client #4	-	12%

	December 31, 2014	December 31, 2013
	2014	2013

Client #1	16%	27%
Client #2	14%	18%
Client #3	13%	13%
Client #4	12%	10%

Schedule of percentage of company's revenue earned
	For the Nine Months Ended September 30,
	2015	2014

Client #1	24%	21%
Client #2	12%	14%
Client #3	-	13%

	For the Year Ended December 31,
	2014	2013

Client #1	22%	27%
Client #2	13%	13%
Client #3	12%	10%
Client #4	11%	-